Summary of Significant Accounting Policies (Details 7) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loss per share
Potential common stock included in denominator for the per share amounts related to discontinued operations (in shares)					12,667,812
Net income (loss) per share from discontinued operations (in dollars per share)		$ 0.40	$ 47.99	$ 0.39	$ (0.26)
Net income (loss) per share (in dollars per share)	$ (2.36)	$ (19.28)	$ 31.39	$ (26.38)	$ 0.03
Series A Preferred Stock
Loss per share
Common stock equivalents excluded in the calculation of diluted loss per share	5,409,671	12,249,998	12,249,998	12,249,998
Warrants to purchase Series A Preferred Stock/Common Stock
Loss per share
Common stock equivalents excluded in the calculation of diluted loss per share	71,622	26,227	143,749
Stock options, Non-Vested Stock Options and ESPP Awards
Loss per share
Common stock equivalents excluded in the calculation of diluted loss per share	290,029	429,442	598,109	767,428